Acquisitions Goodfella's (Tables)	9 Months Ended
Sep. 30, 2019
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combination [text block]
Acquisitions
(a) Goodfella’s Pizza
On April 21, 2018, the Company completed its acquisition of all of the share capital of Green Isle Foods Limited (“Goodfella’s Pizza”) for £209.7 million (€239.0 million), including post-acquisition working capital and net debt adjustments. Goodfella’s Pizza (legal entity subsequently renamed Birds Eye Pizza Limited), is a pizza producer based in Ireland that complements our existing business model.
The purchase price allocation exercise over the assets and liabilities of Birds Eye Pizza Limited at the date of acquisition and the consideration paid, was finalized on April 20, 2019 without any changes to the provisional estimates reported as at December 31, 2018. These were as follows:

April 21, 2018
€m
Assets:
Intangible assets	158.0
Property, plant and equipment	33.2
Current assets	7.5
Inventories	10.7
Deferred tax assets	0.9
Total assets	210.3

Liabilities:
Current liabilities	31.2
Deferred tax liabilities	22.6
Total liabilities	53.8

Total identifiable net assets acquired	156.5

Total purchase consideration	239.0

Total identifiable net assets acquired	(156.5)

Goodwill	82.5
Goodwill recognized on acquisition is €82.5 million, attributable mainly to the growth prospects for the business expected organically and operational synergies.

€m
Balance at January 1, 2019	79.4
Release of indemnification asset	(44.0)
Balance at September 30, 2019	35.4